UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

FORM N-Q

MAY 31, 2019

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 99.7%
MUNICIPAL BONDS - 99.7%
Education - 9.1%
Amherst, NY, Development Corp., Student Housing Facility Revenue, UBF Facility Student Housing Corp., Series B, Refunding, LOC - HSBC Bank USA N.A.	1.480%	10/1/35	$1,630,000	$1,630,000	(a)(b)
Dutchess County, NY, IDA Revenue, Marist College Civic Facility, Series A, LOC - TD Bank N.A.	1.380%	7/1/38	100,000	100,000	(a)(b)
New York State Dormitory Authority Revenue:
Cornell University, Series A, SPA - Bank of New York Mellon	1.300%	7/1/33	1,825,000	1,825,000	(a)(b)
Cornell University, Series B, SPA - Bank of New York Mellon	1.300%	7/1/33	1,710,000	1,710,000	(a)(b)
Non-State Supported Debt, Rockefeller University, Series A, SPA - JPMorgan Chase & Co.	1.400%	7/1/39	400,000	400,000	(a)(b)
Onondaga County, NY, Trust for Cultural Resource Revenue, Syracuse University Project, Series A, LOC - Wells Fargo Bank N.A.	1.450%	12/1/29	4,295,000	4,295,000	(a)(b)

Total Education				9,960,000

General Obligations - 6.9%
East Moriches, NY, Union Free School District, GO, TAN, State Aid Withholding	3.000%	6/27/19	1,575,000	1,575,971
Herricks, NY, Union Free School District, GO, BAN, State Aid Withholding	2.750%	8/8/19	2,050,000	2,053,458
North Babylon, NY, Union Free School District, GO, BAN, State Aid Withholding	2.750%	7/10/19	2,500,000	2,502,288
Westchester County, NY, GO, TAN, Series B	3.000%	10/16/19	1,500,000	1,507,413

Total General Obligations				7,639,130

Health Care - 14.3%
Franklin County, NY, Civic Development Corp. Revenue, Alice Hyde Medical Center, LOC - HSBC Bank USA N.A.	1.450%	10/1/38	880,000	880,000	(a)(b)
Nassau Health Care Corp., NY, Revenue:
Nassau County GTD, Subseries B1, LOC - TD Bank N.A.	1.500%	8/1/29	3,215,000	3,215,000	(a)(b)
Nassau County GTD, Subseries C1, LOC - Wells Fargo Bank N.A.	1.460%	8/1/29	500,000	500,000	(a)(b)
New York City, NY, Health & Hospital Corp. Revenue, Health System, Series D, LOC - JPMorgan Chase & Co.	1.450%	2/15/26	1,550,000	1,550,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - (continued)
New York City, NY, IDA Revenue, Civic Facility Revenue, Jewish Board of Family and Children’s Services Inc., LOC - TD Bank N.A.	1.500%	7/1/25	$3,200,000	$3,200,000	(a)(b)
New York State Dormitory Authority Revenue, Non-State Supported Debt, Northern Westchester Association, LOC - TD Bank N.A.	1.400%	11/1/34	935,000	935,000	(a)(b)
Niagara, NY, Area Development Corp. Revenue, Niagara Falls Memorial Medical Center, LOC - HSBC Bank USA N.A.	1.420%	11/1/36	3,425,000	3,425,000	(a)(b)
Westchester County, NY, IDA, Civic Facility Revenue, Northern Westchester Hospital, LOC - TD Bank N.A.	1.400%	11/1/24	2,010,000	2,010,000	(a)(b)

Total Health Care				15,715,000

Housing: Multi-Family - 26.4%
New York City, NY, HDC Revenue, Related West 89th St Development, Series A, LIQ - FNMA, LOC - FNMA	1.430%	11/15/29	2,600,000	2,600,000	(a)(b)(c)
New York City, NY, HDC, MFH Revenue:
Sustainable Neighborhood, LIQ - Citibank N.A.	1.390%	5/1/20	3,050,000	3,050,000	(a)(b)
Sustainable Neighborhood, Series C-4, SPA - Wells Fargo Bank N.A.	1.410%	5/1/57	2,000,000	2,000,000	(a)(b)
New York City, NY, HDC, Multi-Family Mortgage Revenue:
Parkview II Apartments, Series A, LOC - Citibank N.A.	1.460%	12/1/37	1,655,000	1,655,000	(a)(b)(c)
The Dorado Apartments, Series A, LOC - Citibank N.A.	1.460%	6/1/40	2,670,000	2,670,000	(a)(b)(c)
New York State HFA Revenue:
10 Liberty, Series A, LIQ - FHLMC, LOC - FHLMC	1.400%	5/1/35	2,065,000	2,065,000	(a)(b)
160 Madison Avenue, Series A, LOC - Landesbank Hessen-Thuringen	2.020%	11/1/46	4,850,000	4,850,000	(a)(b)
250 West 93rd Street, Series 2005-A, LOC - Landesbank Hessen-Thuringen	1.450%	11/1/38	3,000,000	3,000,000	(a)(b)(c)
42nd & 10th Housing, Series A, LIQ - FHLMC, LOC - FHLMC	1.500%	11/1/41	2,970,000	2,970,000	(a)(b)
42nd & 10th Housing, Series A, LIQ - FHLMC, LOC - FHLMC	1.550%	11/1/41	2,125,000	2,125,000	(a)(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Housing: Multi-Family - (continued)
55 West 25th Street Housing, Series A, LIQ - FNMA, LOC - FNMA	1.450%	11/15/38	$2,000,000	$2,000,000	(a)(b)(c)
Weyant Green Apartments, Series A, LIQ - FNMA, LOC - FNMA	1.390%	5/15/37	100,000	100,000	(a)(b)(c)

Total Housing: Multi-Family				29,085,000

Housing: Single-Family - 2.4%
State of New York Mortgage Agency Homeowner Mortgage Revenue, Series 129, SPA - Royal Bank of Canada	1.450%	10/1/35	2,685,000	2,685,000	(a)(b)(c)

Industrial Revenue - 0.7%
Lancaster, NY, IDA, Sealing Devices Inc. Facility, LOC - HSBC Bank USA N.A.	1.490%	12/1/20	480,000	480,000	(a)(b)(c)
New York City, NY, IDA Revenue, PS PIBBS Inc., LOC - JPMorgan Chase & Co.	1.820%	6/1/21	310,000	310,000	(a)(b)(c)

Total Industrial Revenue				790,000

Other - 20.3%
Build NYC Resource Corp. Revenue, Asia SOC Project V, Refunding, LOC - TD Bank N.A.	1.390%	4/1/45	175,000	175,000	(a)(b)
Nassau County, NY, Interim Finance Authority Revenue:
Sales Tax Secured, Series B, SPA - Sumitomo Mitsui Banking	1.310%	11/15/21	4,300,000	4,300,000	(a)(b)
Series C, SPA - BMO Harris Bank N.A.	1.300%	11/15/19	400,000	400,000	(a)(b)
New York City, NY, GO:
Series D-5, LOC - PNC Bank N.A.	1.430%	8/1/41	450,000	450,000	(a)(b)
Subseries G-6, LOC - Mizuho Bank Ltd.	2.080%	4/1/42	5,620,000	5,620,000	(a)(b)
New York City, NY, TFA Revenue:
Future Tax Secured, Series A, SPA - Mizuho Bank Ltd.	1.700%	8/1/43	500,000	500,000	(a)(b)
Future Tax Secured, Series C, SPA - PNC Bank N.A.	1.430%	2/1/32	260,000	260,000	(a)(b)
Future Tax Secured, Subordinated, SPA - JPMorgan Chase & Co.	2.250%	8/1/45	1,745,000	1,745,000	(a)(b)
Future Tax Secured, Sustainable, Series C2, SPA - Landesbank Hessen-Thuringen	2.000%	8/1/31	2,250,000	2,250,000	(a)(b)
New York City, NY, Trust for Cultural Resources Revenue, The New York Botanical Garden, Series A, Refunding, LOC - JPMorgan Chase & Co.	1.400%	7/1/32	2,210,000	2,210,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Other - (continued)
New York LGAC Revenue, Subordinated Lien-B-7V, Refunding, SPA - JPMorgan Chase & Co.	1.400%	4/1/20	$1,500,000	$1,500,000	(a)(b)
New York State Urban Development Corp. Revenue, State Facilities, Series A3A, SPA - JPMorgan Chase & Co.	1.410%	3/15/33	2,900,000	2,900,000	(a)(b)

Total Other				22,310,000

Power - 1.9%
New York State Energy Research & Development Authority Revenue:
Consolidated Edison Co. of New York Inc. Project, Subseries A-2, LOC - Scotiabank	1.430%	6/1/36	1,000,000	1,000,000	(a)(b)(c)
Consolidated Edison Co. of New York Inc. Project, Subseries A-2, LOC - Scotiabank	1.450%	6/1/36	200,000	200,000	(a)(b)(c)
Consolidated Edison Co. of New York Inc. Project, Subseries C-3, LOC - Mizuho Bank Ltd.	1.430%	11/1/39	900,000	900,000	(a)(b)(c)

Total Power				2,100,000

Public Facilities - 3.8%
New York City, NY, Trust for Cultural Resources Revenue:
Metropolitan Museum of Art A1	1.400%	10/1/36	2,600,000	2,600,000	(a)(b)
Metropolitan Museum of Art A2	1.400%	10/1/36	800,000	800,000	(a)(b)
New York State Dormitory Authority Revenue, Metropolitan Museum of Art, Series B	1.450%	7/1/23	750,000	750,000	(a)(b)

Total Public Facilities				4,150,000

Transportation - 9.3%
MTA, NY, Revenue:
Transportation, BAN, Series A	4.000%	2/3/20	2,000,000	2,026,314
Transportation, Subordinate, Subseries E-1, LOC - US Bank N.A.	2.100%	11/15/50	3,215,000	3,215,000	(a)(b)
Triborough Bridge & Tunnel Authority, NY, Revenue, Subseries B-3, Refunding, LOC - State Street Bank & Trust Co.	1.800%	1/1/32	4,930,000	4,930,000	(a)(b)

Total Transportation				10,171,314

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - 4.6%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2016, SPA - Bank of America N.A.	2.200%	6/15/48	$2,700,000	$2,700,000	(a)(b)
Second General Resolution Fiscal 2016, SPA - PNC Bank N.A.	2.150%	6/15/48	2,300,000	2,300,000	(a)(b)

Total Water & Sewer				5,000,000

TOTAL INVESTMENTS - 99.7% (Cost - $109,605,444)				109,605,444
Other Assets in Excess of Liabilities - 0.3%				377,769

TOTAL NET ASSETS - 100.0%				$109,983,213

(a)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

Abbreviations used in this schedule:

BAN	— Bond Anticipation Notes
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HFA	— Housing Finance Agency
IDA	— Industrial Development Authority
LGAC	— Local Government Assistance Corporation
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TAN	— Tax Anticipation Notes
TFA	— Transitional Finance Authority

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset New York Tax Free Money Market Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is a retail money market fund, meaning that the Fund is only offered to accounts that are beneficially owned solely by natural persons. As a retail money market fund, the Fund tries to maintain a share price of $1.00. Under Rule 2a-7 of the 1940 Act (“Rule 2a-7”), the Fund must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. The Fund may impose fees upon the sale of shares or temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-Term Investments†	—	$109,605,444	—	$109,605,444

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 24, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 24, 2019